INVESTMENTS, Debt Securities and Investments Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost [Abstract]
Held-to-maturity, Cost or Amortized cost, current	$ 1,731,154	$ 557,249
Held-to-maturity, Cost or Amortized cost, noncurrent	49,726	64,790
Held-to-maturity, Gross unrecognized gains, current	9	4
Held-to-maturity, Gross unrecognized gains, noncurrent	632	551
Held-to-maturity, Gross unrecognized losses, current	(23)	(2)
Held-to-maturity, Gross unrecognized losses, noncurrent	(193)	(756)
Held-to-maturity, Fair value, current	1,731,140	557,251
Held-to-maturity, Fair value, noncurrent	50,165	64,585
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale, Cost or amortized cost, current	792,431	304,649
Available-for-sale, Cost or amortized cost, noncurrent	3,407,262	301,020
Available-for-sale, Gross unrealized gains, current	885	26
Available-for-sale, Gross unrealized gains, noncurrent	15,002	151
Available-for-sale, Gross unrealized losses, current	(408)	(222)
Available-for-sale, Gross unrealized losses, noncurrent	(17,166)	(8,447)
Available-for-sale, Fair value, current	792,908	304,453
Available-for-sale, Fair value, noncurrent	3,405,098	292,724
Investments, Fair Value Disclosure [Abstract]
Investments carried at fair value, Cost or Amortized cost		225,709
Investments carried at fair value, Gross unrealized gains		27,071
Investments carried at fair value, Gross unrealized losses		(74,547)
Investments carried at fair value	0	178,233
Available For Sale and Held To Maturity Securities Fair Value To Amortized Cost And Investment At Fair Value [Abstract]
Cost or Amortized cost	5,980,573	1,453,417
Gross unrecognized gains	641	555
Gross unrecognized losses	(216)	(758)
Gross unrealized gains	15,887	27,248
Gross unrealized losses	(17,574)	(83,216)
Fair value	$ 5,979,311	$ 1,397,246